Commitments and Contingencies Engagements (Detail) - USD ($) shares in Thousands, $ in Thousands			1 Months Ended
	Aug. 02, 2016	Mar. 31, 2016	Aug. 31, 2016	Jul. 31, 2015	Jun. 30, 2016	Jun. 30, 2015	Sep. 30, 2011
Loss Contingencies [Line Items]
Percentage interest in potential contingent consideration							52.00%
Engagement of RFC Ambrian as financial advisor for farmout of NT/P82
Loss Contingencies [Line Items]
Oil and gas properties, ownership percentage				100.00%
Cash payment for first initial stage				$ 20
Cash payment for second initial stage				80
Contingent professional fees				$ 250
Contingent professional fees, percentage of transaction				5.00%
Percentage interest in potential contingent consideration				5.00%
Petrie Partners, LLC
Loss Contingencies [Line Items]
Shares issuable upon closing of Merger (in shares)	410
Transaction closing, divestiture transaction fee | Petrie Partners, LLC
Loss Contingencies [Line Items]
Estimate of possible loss						$ 450
Loss contingency in period			$ 450
Transaction fee | Petrie Partners, LLC
Loss Contingencies [Line Items]
Estimate of possible loss						800
Transaction fee, cash portion | Petrie Partners, LLC
Loss Contingencies [Line Items]
Estimate of possible loss						300
Loss contingency in period	$ 300
Transaction fee, stock portion, value | Petrie Partners, LLC
Loss Contingencies [Line Items]
Estimate of possible loss					$ 500	500
Fairness opinion, opinion fee | Petrie Partners, LLC
Loss Contingencies [Line Items]
Estimate of possible loss						$ 300
Loss contingency in period		$ 300